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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09064

                       Cadre Institutional Investors Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

            Airport Corporate Center, One Corporate Drive, Suite 101,
                            Bohemia, New York 11716
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            PFM Asset Management LLC
            Airport Corporate Center, One Corporate Drive, Suite 101,
                            Bohemia, New York 11716
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (631) 467-0200

Date of fiscal year end: 9/30/06

Date of reporting period: Quarter ended 12/31/05

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

The Cadre Institutional Investors Trust (the "Trust") is comprised of seven series as follows: Cadre Liquid Asset Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, SweepCash Fund - U.S. Government Series, SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The SweepCash Fund - U.S. Government Series and SweepCash Fund - Money Market Series have not yet commenced operations.

The Cadre Liquid Asset Fund - Money Market Series and the Cadre Reserve Fund - Money Market Series (collectively the "Money Market Feeder Funds") invest all of their investable assets in the Money Market Portfolio (the "Money Market Master Portfolio"). The Money Market Master Portfolio is a series of the Trust that has substantially the same investment objectives, policies and restrictions as the Money Market Feeder Funds. The value of the Money Market Feeder Funds' investments in the Money Market Master Portfolio reflects each Fund's proportionate interest in the net assets of the Money Market Master Portfolio.

The Cadre Reserve Fund - U.S. Government Series invests all of its investable assets in the U.S. Government Money Market Portfolio (the "U.S. Government Master Portfolio"). The U.S. Government Master Portfolio is a series of the Trust that has substantially the same investment objectives, policies and restrictions as the Cadre Reserve Fund - U.S. Government Series. The value of the Cadre Reserve Fund - U.S. Government Series' investment in the U.S. Government Master Portfolio reflects its proportionate interest in the net assets of the U.S. Government Master Portfolio.

As the Money Market Feeder Funds and Cadre Reserve Fund - U.S. Government Series invest all of their investable assets in the Money Market Master Portfolio and U.S. Government Master Portfolio, respectively, the Schedule of Investments for the Money Market Feeder Funds and Cadre Reserve Fund - U.S. Government Series have been excluded from this filing. The Schedule of Investments of the Money Market Master Portfolio and U.S. Government Master Portfolio as of December 31, 2005 are as follows:

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------
Money Market Portfolio
Schedule of Investments (Unaudited)
December 31, 2005

     Face
    Amount                                                                                               Value
--------------------------------------------------------------------------------------------------------------------
                ASSET-BACKED COMMERCIAL PAPER (6.36%)
--------------------------------------------------------------------------------------------------------------------
                Sheffield Receivable Corp.
$   22,350,000       4.27%      1/20/06 .......................................................... $   22,299,985
                Yorktown Capital LLC
    50,000,000       4.31%      1/17/06 ..........................................................     49,904,667
    20,000,000       4.34%      1/20/06 ..........................................................     19,954,400
--------------------------------------------------------------------------------------------------------------------
    92,350,000  Total Asset-Backed Commercial Paper (Amortized Cost $92,159,052)                       92,159,052
--------------------------------------------------------------------------------------------------------------------
                COMMERCIAL PAPER (65.29%)
--------------------------------------------------------------------------------------------------------------------
                Amstel Funding Corp.
    65,000,000       4.30%      1/30/06 ..........................................................     64,776,418
                Atlantis One Funding Co.
    25,000,000       4.25%      1/19/06 ..........................................................     24,947,250
    20,000,000       4.31%       2/1/06 ..........................................................     19,926,289
                Barclays US Funding LLC
    70,000,000       4.24%      1/23/06 ..........................................................     69,819,906
                Bear Stearns Company, Inc.
    65,000,000       4.33%      1/20/06 ..........................................................     64,852,143
                Citigroup Funding Inc.
    70,000,000       4.25%      1/24/06 ..........................................................     69,811,272
                Credit Suisse First Boston
    65,000,000       4.33%      1/17/06 ..........................................................     64,875,489
                Danske Corp.
    50,000,000       4.25%      1/25/06 ..........................................................     49,859,500
                Dexia Delaware LLC
    65,000,000       4.30%       2/2/06 ..........................................................     64,753,289
                General Electric Capital Corp.
    65,000,000       4.26%      1/27/06 ..........................................................     64,801,425
                Goldman Sachs
    80,000,000     * 4.33%      7/14/06 ..........................................................     80,000,000
                Greyhawk Funding LLC
    50,000,000       4.25%      1/24/06 ..........................................................     49,865,194
    16,255,000       4.22%      1/30/06 ..........................................................     16,200,266
                Kitty Hawk Funding Corp.
    50,000,000       4.32%      1/17/06 ..........................................................     49,904,445
                Morgan Stanley Dean Witter
    65,000,000     * 4.28%      7/10/06 ..........................................................     65,000,000
                Ranger Funding Co. LLC
    40,000,000       4.31%      1/18/06 ..........................................................     39,918,967
    30,000,000       4.33%      1/20/06 ..........................................................     29,931,758
                Societe Generale
     7,100,000       4.37%       2/3/06 ..........................................................      7,071,754
                Toyota Motor Credit
    50,000,000       4.30%      1/31/06 ..........................................................     49,822,083
--------------------------------------------------------------------------------------------------------------------
   948,355,000  Total Commercial Paper (Amortized Cost  $946,137,448)                                 946,137,448
--------------------------------------------------------------------------------------------------------------------
                U.S. GOVERNMENT & AGENCY OBLIGATIONS (13.76%)
--------------------------------------------------------------------------------------------------------------------
                Fannie Mae Discount Notes
    30,000,000       4.25%       2/1/06 ..........................................................     29,890,983
     2,421,000       3.70%      4/28/06 ..........................................................      2,392,792
                Fannie Mae Mortgage-Backed Security Discount Notes
    20,000,000       4.48%       4/3/06 ..........................................................     19,802,667
    25,000,000       4.56%       4/3/06 ..........................................................     24,718,125
                Fannie Mae Notes
     9,500,000       4.02%      7/12/06 ..........................................................      9,462,703
    40,000,000     * 4.18%      7/17/06 ..........................................................     39,996,779
                Fannie Mae Notes (Callable)
     5,000,000       3.63%      2/28/06 ..........................................................      4,989,304
    10,000,000       3.72%      4/28/06 ..........................................................      9,965,744
     6,000,000       4.16%      7/28/06 ..........................................................      5,933,229
    25,000,000       4.78%      1/12/07 ..........................................................     24,557,933
                Federal Home Loan Bank Notes (Callable)
     3,000,000       3.71%      4/24/06 ..........................................................      2,993,563
    15,150,000       4.74%     12/12/06 ..........................................................     14,840,831
                Freddie Mac Discount Notes
    10,000,000       3.61%      4/18/06 ..........................................................      9,896,269
--------------------------------------------------------------------------------------------------------------------
   201,071,000  Total U.S. Government and Agency Obligations (Amortized Cost $199,440,922)            199,440,922
--------------------------------------------------------------------------------------------------------------------
                REPURCHASE AGREEMENTS (17.58%)
--------------------------------------------------------------------------------------------------------------------
                Goldman Sachs
    29,835,000       4.24%       1/3/06 ..........................................................     29,835,000
                      (Dated 12/30/05, repurchase price $29,849,056, Collateralized by Fannie
                      Mae securities, 2.25%-2.63%, maturing 5/26/06-11/15/06, market value
                      $30,432,061)
   125,000,000       4.31%       1/3/06 ..........................................................    125,000,000
                      (Dated 12/30/05, repurchase price $125,059,861, Collateralized by Fannie
                      Mae securities, 0%-1.75%, maturing 2/15/06-6/16/06, market value
                      $127,500,454)
   100,000,000       4.20%       1/3/06 ..........................................................    100,000,000
                      (Dated 12/30/05, repurchase price $100,046,667, Collateralized by
                      Federal Home Loan Bank securities, 2.875%, maturing 9/15/06, market value
                      $60,251,068; Fannie Mae securities, 2%, maturing 1/15/06, market value
                      $41,749,658)
--------------------------------------------------------------------------------------------------------------------
   254,835,000  Total Repurchase Agreements (Amortized Cost $254,835,000)                             254,835,000
--------------------------------------------------------------------------------------------------------------------
$1,496,611,000  TOTAL INVESTMENTS (102.99%) (Amortized Cost $1,492,572,422)                         1,492,572,422
--------------------------------------------------------------------------------------------------------------------
                OTHER LIABILITIES IN EXCESS OF OTHER ASSETS (-2.99%)                                  (43,358,606)**
                ----------------------------------------------------------------------------------------------------
                NET ASSETS (100.00%)                                                               $1,449,213,816
====================================================================================================================

* Variable interest rate, subject to periodic change. Rates shown are those which were in effect on the reporting date.

** Includes a $44,520,792 liability for securities purchased and not yet settled.

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------
U.S. Government Money Market Portfolio
Schedule of Investments (Unaudited)
December 31, 2005

    Face
   Amount                                                                                           Value
---------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT & AGENCY OBLIGATIONS (89.46%)
---------------------------------------------------------------------------------------------------------------
              Fannie Mae Discount Notes
$ 30,000,000       4.24%       2/1/06 ........................................................  $ 29,891,155
              Fannie Mae Mortgage-Backed Security Discount Notes
  10,000,000       3.99%       1/3/06 ........................................................     9,997,805
  18,351,000       4.26%       2/1/06 ........................................................    18,288,247
   2,478,600       4.17%       2/1/06 ........................................................     2,469,796
  35,350,000       4.17%       2/1/06 ........................................................    35,224,434
  15,000,000       4.44%       4/3/06 ........................................................    14,835,375
              Fannie Mae Notes
   5,000,000       3.68%      3/17/06 ........................................................     4,995,620
  10,000,000     * 4.20%       5/9/06 ........................................................     9,998,948
   3,400,000       3.99%      7/12/06 ........................................................     3,387,164
  20,000,000     * 4.18%      7/17/06 ........................................................    19,998,389
   5,420,000       4.70%      9/28/06 ........................................................     5,346,472
   5,000,000       4.78%      1/12/07 ........................................................     4,911,587
              Fannie Mae Notes (Callable)
   1,600,000       4.35%      4/28/06 ........................................................     1,590,709
              Federal Home Loan Bank Notes (Callable)
  10,000,000       3.63%      2/27/06 ........................................................     9,980,495
   7,000,000       4.18%       7/7/06 ........................................................     6,923,746
              Freddie Mac Discount Notes
  65,000,000       4.22%       2/1/06 ........................................................    64,765,089
   3,075,000       3.61%      4/18/06 ........................................................     3,043,103
---------------------------------------------------------------------------------------------------------------
 246,674,600  Total U.S. Government and Agency Obligations (Amortized Cost $245,648,134)         245,648,134
---------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENTS (22.38%)
---------------------------------------------------------------------------------------------------------------
              Goldman Sachs
   1,460,000       4.24%       1/3/06 ........................................................     1,460,000
                    (Dated 12/30/05, repurchase price $1,460,688, Collateralized by Fannie
                    Mae securities, 2.25%, maturing 5/26/06, market value $1,489,598)
  35,000,000       4.20%       1/3/06 ........................................................    35,000,000
                    (Dated 12/30/05, repurchase price $35,016,333, Collateralized by Fannie
                    Mae securities, 2.625%, maturing 11/15/06, market value $35,700,667)
  25,000,000       4.31%       1/3/06 ........................................................    25,000,000
                    (Dated 12/30/05, repurchase price $25,011,972, Collateralized by Fannie
                    Mae securities, 2.25%, maturing 5/26/06, market value $25,500,916)
---------------------------------------------------------------------------------------------------------------
  61,460,000  Total Repurchase Agreements (Amortized Cost $61,460,000)                            61,460,000
---------------------------------------------------------------------------------------------------------------
$308,134,600  TOTAL INVESTMENTS (111.84%) (Amortized Cost $307,108,134)                          307,108,134
---------------------------------------------------------------------------------------------------------------
              OTHER LIABILITIES IN EXCESS OF OTHER ASSETS (-11.84%)                              (32,528,471)**
              -------------------------------------------------------------------------------------------------
              NET ASSETS (100.00%)                                                              $274,579,663
===============================================================================================================

* Variable interest rate, subject to periodic change. Rates shown are those which were in effect on the reporting date.

** Includes a $33,123,622 liability for securities purchased and not yet settled.

Item 2. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON THEIR EVALUATIONS OF THESE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) DURING THE LAST FISCAL QUARTER, THERE WAS NO CHANGE IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE 1940 ACT) THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 3. Exhibits.

(a) CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT PURSUANT TO RULE 30a-2(a) OF THE 1940 ACT ARE ATTACHED HERETO AS EXHIBIT 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cadre Institutional Investors Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Martin P. Margolis
                         -------------------------------------------------------
                               Martin P. Margolis, President
Date 3/1/2006
    -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Martin P. Margolis
                         -------------------------------------------------------
                               Martin P. Margolis, President
Date 3/1/2006
    -------------

By (Signature and Title)*  /s/ Debra J. Goodnight
                         -------------------------------------------------------
                               Debra J. Goodnight, Treasurer
Date 3/1/2006
    -------------

* Print the name and title of each signing officer under his or her signature.